Quarterly Holdings Report
for
Fidelity® Environment and Alternative Energy Fund
May 31, 2025
ENV-NPRT1-0725
1.802170.121
Common Stocks - 99.9%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.3%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
Aptiv PLC	23,510	1,570,703
CANADA - 0.6%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Cameco Corp (United States)	56,050	3,280,607
GERMANY - 2.8%
Industrials - 2.2%
Electrical Equipment - 2.2%
Siemens Energy AG (a)	117,280	11,461,252
Utilities - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
RWE AG	83,410	3,140,568
TOTAL GERMANY		14,601,820
JAPAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Allegro MicroSystems Inc (a)	111,660	2,830,581
NETHERLANDS - 2.9%
Information Technology - 2.9%
Semiconductors & Semiconductor Equipment - 2.9%
NXP Semiconductors NV	78,030	14,913,874
UNITED STATES - 92.8%
Consumer Discretionary - 11.5%
Automobiles - 10.4%
Rivian Automotive Inc Class A (a)(b)	150,790	2,190,979
Tesla Inc (a)	151,200	52,384,752
		54,575,731
Household Durables - 1.1%
KB Home	30,360	1,565,969
TopBuild Corp (a)	14,280	4,039,669
		5,605,638
TOTAL CONSUMER DISCRETIONARY		60,181,369

Energy - 2.4%
Energy Equipment & Services - 1.0%
Baker Hughes Co Class A	141,510	5,242,946
Oil, Gas & Consumable Fuels - 1.4%
Centrus Energy Corp Class A (a)(b)	15,930	2,021,835
EQT Corp	92,490	5,098,974
		7,120,809
TOTAL ENERGY		12,363,755

Health Care - 0.6%
Life Sciences Tools & Services - 0.6%
Agilent Technologies Inc	11,440	1,280,364
Danaher Corp	13,610	2,584,539
		3,864,903
Industrials - 30.5%
Aerospace & Defense - 2.2%
ATI Inc (a)	57,380	4,569,743
GE Aerospace	13,680	3,364,049
Woodward Inc	16,720	3,617,038
		11,550,830
Building Products - 6.8%
Advanced Drainage Systems Inc	29,700	3,265,812
AZEK Co Inc/The Class A (a)	67,770	3,355,293
Builders FirstSource Inc (a)	25,400	2,735,072
Fortune Brands Innovations Inc	15,770	794,807
Johnson Controls International plc	92,810	9,408,150
Trane Technologies PLC	36,410	15,666,131
		35,225,265
Commercial Services & Supplies - 5.0%
Clean Harbors Inc (a)	18,190	4,125,310
Republic Services Inc	70,690	18,187,830
Tetra Tech Inc	113,000	3,948,220
		26,261,360
Construction & Engineering - 1.7%
AECOM	44,880	4,930,068
Quanta Services Inc	11,390	3,901,758
		8,831,826
Electrical Equipment - 5.6%
Acuity Inc	13,370	3,474,729
Eaton Corp PLC	57,100	18,283,420
GE Vernova Inc	7,560	3,575,729
NEXTracker Inc Class A (a)	57,400	3,254,006
Vertiv Holdings Co Class A	6,690	722,052
		29,309,936
Ground Transportation - 2.3%
Norfolk Southern Corp	48,450	11,972,964
Machinery - 5.0%
Cummins Inc	27,912	8,973,150
Deere & Co	9,970	5,047,412
Parker-Hannifin Corp	7,340	4,878,898
Westinghouse Air Brake Technologies Corp	36,580	7,400,866
		26,300,326
Professional Services - 0.9%
KBR Inc	94,230	4,917,863
Trading Companies & Distributors - 1.0%
Core & Main Inc Class A (a)	99,800	5,470,038
TOTAL INDUSTRIALS		159,840,408

Information Technology - 29.2%
Communications Equipment - 2.7%
Arista Networks Inc	163,260	14,144,846
Electronic Equipment, Instruments & Components - 0.6%
Coherent Corp (a)	46,240	3,497,131
IT Services - 7.9%
Amdocs Ltd	56,950	5,225,732
IBM Corporation	139,610	36,167,367
		41,393,099
Semiconductors & Semiconductor Equipment - 5.1%
Aehr Test Systems (a)(b)	66,850	637,749
Analog Devices Inc	50,900	10,891,582
Enphase Energy Inc (a)	39,960	1,653,944
First Solar Inc (a)	39,520	6,247,322
ON Semiconductor Corp (a)	85,260	3,582,625
Universal Display Corp	24,480	3,509,208
		26,522,430
Software - 12.9%
Microsoft Corp	146,740	67,553,227
TOTAL INFORMATION TECHNOLOGY		153,110,733

Materials - 10.6%
Chemicals - 7.7%
Aspen Aerogels Inc (a)(b)	165,022	950,527
Axalta Coating Systems Ltd (a)	107,080	3,298,064
Linde PLC	72,790	34,035,148
PureCycle Technologies Inc (a)(b)	225,910	2,148,404
		40,432,143
Containers & Packaging - 1.4%
Ball Corp	135,420	7,255,804
Metals & Mining - 1.5%
Carpenter Technology Corp	23,180	5,447,300
Commercial Metals Co	49,170	2,290,830
		7,738,130
TOTAL MATERIALS		55,426,077

Real Estate - 3.7%
Industrial REITs - 3.7%
Prologis Inc	179,110	19,451,346
Utilities - 4.3%
Electric Utilities - 3.0%
PG&E Corp	458,320	7,736,442
Southern Co/The	88,120	7,930,800
		15,667,242
Independent Power and Renewable Electricity Producers - 1.3%
AES Corp/The	251,580	2,538,442
Vistra Corp	25,470	4,089,718
		6,628,160
TOTAL UTILITIES		22,295,402

TOTAL UNITED STATES		486,533,993
TOTAL COMMON STOCKS (Cost $370,730,332)		523,731,578

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Cellink Corp Series D (a)(c)(d) (Cost $295,699)	14,200	62,338

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.32	480,111	480,207
Fidelity Securities Lending Cash Central Fund (e)(f)	4.32	7,631,448	7,632,211
TOTAL MONEY MARKET FUNDS (Cost $8,112,418)			8,112,418

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $379,138,449)	531,906,334
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(7,309,435)
NET ASSETS - 100.0%	524,596,899

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $62,338 or 0.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Cellink Corp Series D	1/20/22	295,699

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	4,346,744	3,866,537	830	-	-	480,207	480,111	0.0%
Fidelity Securities Lending Cash Central Fund	9,525,875	15,236,449	17,130,113	9,846	-	-	7,632,211	7,631,448	0.0%
Total	9,525,875	19,583,193	20,996,650	10,676	-	-	8,112,418

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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